[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

March 31, 2002

Merrill Lynch
Global Financial
Services Fund, Inc.

www.mlim.ml.com

                           MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
James Ellman, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

DEAR SHAREHOLDER

The six-month period ended March 31, 2002 provided a favorable environment for financial services stocks. The Fund's Class A, Class B, Class C and Class D Shares had total returns of +13.81%, +13.17%, +13.17% and +13.67%, respectively. For the same period, the unmanaged Standard & Poor's (S&P) Financials Index had a return of +11.16%, and the S&P 500 Index had a return of +10.97%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Financial stocks rose more than the market as a whole during the six-month period ended March 31, 2002. This was primarily the result of four factors. The first factor was the recovery from disruptions to Wall Street that occurred as a result of the attacks of September 11, 2001. Second, there were rising concerns among investors over less regulated (non-financial) companies because of derivatives and accounting issues in the wake of Enron Corporation's implosion. Third, continued sluggishness in the US economy led to the bankruptcy of large firms such as Kmart Corporation and Global Crossing Holdings Ltd. Finally, the impact of lower interest rates benefited financial stocks.

Portfolio Matters

During the six-month period ended March 31, 2002, we were overweighted in insurance brokerage and property and casualty insurance stocks. Insurance prices were rising into the hardest market in decades and the Portfolio was positioned to benefit from this trend. Large holdings in this area included Willis Group Holdings Limited, Everest Re Group, Ltd. and The St. Paul Companies, Inc.

The Portfolio retained much of its character during the six-month period ended March 31, 2002. Regional bank shares such as The Bank of New York, Company, Inc., Wells Fargo Company and Bank of America Corporation were underweighted, with the assets invested in insurance stocks such as The St. Paul Companies, Inc., MBNA Corporation and Everest Re Group, Ltd. To a similar extent, capital markets-oriented holdings such as Goldman Sachs, J.P. Morgan Chase & Co. and Morgan Stanley Dean Witter & Co. were also underweighted, with the assets invested in mortgage finance stocks such as Fannie Mae, Golden State Bancorp Inc. and Golden West Financial Corporation.

While financial stocks enjoyed a strong relative run over the last couple of years, the outlook is presently clouded for much of the sector. The expectation for many banks is that asset quality will improve more quickly than anticipated, considering the weakness in many leverage borrowers. Financial stocks tend to underperform the overall market in the period right before the Federal Reserve Board begins to raise interest rates. As such, the Portfolio remains heavily weighted in insurance, insurance brokers and non-US stocks, where we seek to achieve positive returns in the coming months.

In Conclusion

We appreciate your investment in Merrill Lynch Global Financial Services Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James Ellman

James Ellman
Senior Vice President and
Portfolio Manager

May 1, 2002

PORTFOLIO INFORMATION

Worldwide Investments as of March 31, 2002

                                                                    Percent of
Ten Largest Equity Holdings                                         Net Assets
Citigroup Inc. ....................................................     3.9%
American International Group, Inc. ................................     3.6
Wachovia Corporation ..............................................     3.0
Wells Fargo Company ...............................................     2.8
FleetBoston Financial Corporation .................................     2.5
MBNA Corporation ..................................................     2.3
Bank of America Corporation .......................................     2.2
Travelers Property Casualty Corp. (Class A) .......................     2.2
U.S. Bancorp ......................................................     2.2
KeyCorp ...........................................................     2.0

                                                                     Percent of
Industries Represented in the Portfolio                              Net Assets
Banking ...........................................................    34.3%
Insurance .........................................................    30.1
Financial Services ................................................    22.9
Savings & Loan Associations .......................................     4.5
Banking & Financial ...............................................     1.6
Investment Management .............................................     1.2

                                                                     Percent of
Geographic Allocation by Country                                     Net Assets*
United States .....................................................    77.0%
Bermuda ...........................................................     2.8
France ............................................................     2.5
Norway ............................................................     2.2
Ireland ...........................................................     1.6
Belgium ...........................................................     1.3
Denmark ...........................................................     1.3
Canada ............................................................     1.2
Netherlands .......................................................     0.8
Sweden ............................................................     0.7
Japan .............................................................     0.7
Germany ...........................................................     0.5
Hong Kong .........................................................     0.5
South Korea .......................................................     0.5
Spain .............................................................     0.4
United Kingdom ....................................................     0.4
Switzerland .......................................................     0.2

*Total may not equal 100%


                                     2 & 3

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                          6-Month            12-Month          Since Inception
As of March 31, 2002                                                   Total Return        Total Return         Total Return
================================================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares                    +13.81%             +10.26%              +26.78%
--------------------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares                    +13.17              + 9.13               +23.77
--------------------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares                    +13.17              + 9.12               +23.76
--------------------------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class D Shares                    +13.67              +10.03               +26.10
================================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 11/26/99.

Average Annual Total Return

                                     % Return Without            % Return With
                                        Sales Charge              Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 3/31/02                    +10.26%                    +4.47%
------------------------------------------------------------------------------
Inception (11/26/99) through 3/31/02      +10.66                     +8.14
------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                         % Return                    % Return
                                        Without CDSC                 With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 3/31/02                     +9.13%                    +5.13%
------------------------------------------------------------------------------
Inception (11/26/99) through 3/31/02       +9.53                     +8.39
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                         % Return                    % Return
                                        Without CDSC                 With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 3/31/02                     +9.12%                    +8.12%
------------------------------------------------------------------------------
Inception (11/26/99) through 3/31/02       +9.53                     +9.53
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                    % Return Without            % Return With
                                       Sales Charge              Sales Charge**
=============================================================================
Class D Shares*
=============================================================================
One Year Ended 3/31/02                    +10.03%                    +4.25%
-----------------------------------------------------------------------------
Inception (11/26/99) through 3/31/02      +10.41                     +7.89
-----------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.     As of March 31, 2002
===================================================================================================================================
Assets:                 Investment in Global Financial Services Portfolio, at value
                        (identified cost--$81,092,407) ..............................................                  $ 92,867,922
                        Prepaid registration fees and expenses ......................................                       121,936
                                                                                                                       ------------
                        Total assets ................................................................                    92,989,858
                                                                                                                       ------------
===================================================================================================================================
Liabilities:            Payables:
                          Distributor ...............................................................   $     57,165
                          Administrative fees .......................................................         23,166
                          Investment adviser ........................................................            903         81,234
                                                                                                        ------------
                        Accrued expenses ............................................................                        52,278
                                                                                                                       ------------
                        Total liabilities ...........................................................                       133,512
                                                                                                                       ------------
===================================================================================================================================
Net Assets:             Net assets ..................................................................                  $ 92,856,346
                                                                                                                       ============
===================================================================================================================================
Net Assets              Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                  $    107,507
Consist of:             Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                       483,125
                        Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                       126,264
                        Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized                        63,836
                        Paid-in capital in excess of par ............................................                    79,559,801
                        Accumulated investment loss--net ............................................                      (500,020)
                        Undistributed realized capital gain on investments and foreign currency
                        transactions from the Portfolio--net ........................................                     1,240,318
                        Unrealized appreciation on investments and foreign currency transactions
                        from the Portfolio--net .....................................................                    11,775,515
                                                                                                                       ------------
                        Net assets ..................................................................                  $ 92,856,346
                                                                                                                       ============
===================================================================================================================================
Net Asset               Class A--Based on net assets of $12,825,143 and 1,075,065 shares outstanding                   $      11.93
Value:                                                                                                                 ============
                        Class B--Based on net assets of $57,414,192 and 4,831,251 shares outstanding                   $      11.88
                                                                                                                       ============
                        Class C--Based on net assets of $15,003,629 and 1,262,642 shares outstanding                   $      11.88
                                                                                                                       ============
                        Class D--Based on net assets of $7,613,382 and 638,356 shares outstanding ...                  $      11.93
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements

STATEMENT OF OPERATIONS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.     For the Six Months Ended March 31, 2002
===================================================================================================================================
Investment              Investment income allocated from the Portfolio:
Income from the           Dividends (net of $19,124 foreign withholding tax) ........................                  $    797,148
Portfolio--Net:           Interest ..................................................................                        45,100
                          Securities lending--net ...................................................                         3,831
                          Expenses ..................................................................                      (306,008)
                                                                                                                       ------------
                        Net investment income from the Portfolio ....................................                       540,071
                                                                                                                       ------------
===================================================================================================================================
Expenses:               Account maintenance and distribution fees--Class B ..........................   $    290,034
                        Administration fees .........................................................        161,358
                        Account maintenance and distribution fees--Class C ..........................         71,530
                        Transfer agent fees--Class B ................................................         54,904
                        Registration fees ...........................................................         46,644
                        Printing and shareholder reports ............................................         46,429
                        Professional fees ...........................................................         24,407
                        Transfer agent fees--Class C ................................................         14,610
                        Transfer agent fees--Class A ................................................         10,215
                        Account maintenance fees--Class D ...........................................          9,417
                        Transfer agent fees--Class D ................................................          6,221
                        Other .......................................................................          3,452
                                                                                                        ------------
                        Total expenses ..............................................................                       739,221
                                                                                                                       ------------
                        Investment loss--net ........................................................                      (199,150)
===================================================================================================================================
Realized &              Realized gain (loss) from the Portfolio:
Unrealized Gain           Investments--net ..........................................................      4,277,949
(Loss) from the           Foreign currency transactions--net ........................................        (72,907)     4,205,042
Portfolio--Net:                                                                                         ------------
                        Change in unrealized appreciation on investments and foreign currency
                        transactions from the Portfolio--net ........................................                     7,539,201
                                                                                                                       ------------
                        Net Increase in Net Assets Resulting from Operations ........................                  $ 11,545,093
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements


                                     6 & 7

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the Six        For the
GLOBAL FINANCIAL                                                                                    Months Ended      Year Ended
SERVICES FUND, INC.   Increase (Decrease) in Net Assets:                                           March 31, 2002   Sept. 30, 2001
==================================================================================================================================
Operations:           Investment loss--net ..................................................        $   (199,150)   $    (120,752)
                      Realized gain on investments and foreign currency transactions from
                      the Portfolio--net ....................................................           4,205,042          195,804
                      Change in unrealized appreciation on investments and foreign currency
                      transactions from the Portfolio--net ..................................           7,539,201      (11,237,712)
                                                                                                     ------------    -------------
                      Net increase (decrease) in net assets resulting from operations .......          11,545,093      (11,162,660)
                                                                                                     ------------    -------------
==================================================================================================================================
Distributions to      Realized gain on investments from the Portfolio--net:
Shareholders:           Class A .............................................................            (467,959)        (189,104)
                        Class B .............................................................          (1,546,629)        (910,094)
                        Class C .............................................................            (377,519)        (210,169)
                        Class D .............................................................            (265,399)        (220,750)
                                                                                                     ------------    -------------
                      Net decrease in net assets resulting from distributions to shareholders          (2,657,506)      (1,530,117)
                                                                                                     ------------    -------------
==================================================================================================================================
Capital Share         Net increase (decrease) in net assets derived from capital share
Transactions:         transactions ..........................................................         (11,537,080)      10,715,881
                                                                                                     ------------    -------------
==================================================================================================================================
Net Assets:           Total decrease in net assets ..........................................          (2,649,493)      (1,976,896)
                      Beginning of period ...................................................          95,505,839       97,482,735
                                                                                                     ------------    -------------
                      End of period* ........................................................        $ 92,856,346    $  95,505,839
                                                                                                     ============    =============
==================================================================================================================================
                    * Accumulated investment loss--net ......................................        $   (500,020)   $    (300,870)
                                                                                                     ============    =============
==================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                       Class A
                                                                                  ------------------------------------------------
                      The following per share data and ratios have been derived   For the Six        For the        For the Period
MERRILL LYNCH         from information provided in the financial statements.      Months Ended      Year Ended          Nov. 26,
GLOBAL FINANCIAL                                                                    March 31,      September 30,       1999+ to
SERVICES FUND, INC.   Increase (Decrease) in Net Asset Value:                         2002             2001         Sept. 30, 2000
==================================================================================================================================
Per Share             Net asset value, beginning of period ......................   $    10.89       $    12.29      $       10.00
Operating                                                                           ----------       ----------      -------------
Performance:          Investment income--net ....................................          .02@@            .08@@              .03
                      Realized and unrealized gain (loss) on investments
                      and foreign  currency transactions from the Portfolio--net          1.44            (1.21)              2.26
                                                                                    ----------       ----------      -------------
                      Total from investment operations ..........................         1.46            (1.13)              2.29
                                                                                    ----------       ----------      -------------
                      Less distributions from realized gain on
                      investments from the Portfolio--net .......................         (.42)            (.27)                --
                                                                                    ----------       ----------      -------------
                      Net asset value, end of period ............................   $    11.93       $    10.89      $       12.29
                                                                                    ==========       ==========      =============
==================================================================================================================================
Total Investment      Based on net asset value per share ........................       13.81%@          (9.36%)            22.90%@
Return:**                                                                           ==========       ==========      =============
==================================================================================================================================
Ratios to Average     Expenses++ ................................................        1.44%*           1.27%              1.62%*
Net Assets:                                                                         ==========       ==========      =============
                      Investment income--net ....................................         .40%*            .71%               .44%*
                                                                                    ==========       ==========      =============
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ..................   $   12,825       $   12,741      $       8,371
Data:                                                                               ==========       ==========      =============
==================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Commencement of operations.
  ++  Includes the Fund's share of the Portfolio's allocated expenses.
   @  Aggregate total investment return.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.


                                     8 & 9

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class B
                                                                                  ------------------------------------------------
                      The following per share data and ratios have been derived   For the Six        For the        For the Period
MERRILL LYNCH         from information provided in the financial statements.      Months Ended      Year Ended          Nov. 26,
GLOBAL FINANCIAL                                                                    March 31,      September 30,       1999+ to
SERVICES FUND, INC.   Increase (Decrease) in Net Asset Value:                         2002             2001         Sept. 30, 2000
==================================================================================================================================
Per Share             Net asset value, beginning of period ...................     $    10.78       $    12.18       $       10.00
Operating                                                                          ----------       ----------       -------------
Performance:          Investment loss--net ...................................           (.03)@@          (.03)@@             (.04)
                      Realized and unrealized gain (loss) on investments and
                      foreign currency transactions from the Portfolio--net ..           1.42            (1.20)               2.22
                                                                                   ----------       ----------       -------------
                      Total from investment operations .......................           1.39            (1.23)               2.18
                                                                                   ----------       ----------       -------------
                      Less distributions from realized gain on investments
                      from the Portfolio--net ................................           (.29)            (.17)                 --
                                                                                   ----------       ----------       -------------
                      Net asset value, end of period .........................     $    11.88       $    10.78       $       12.18
                                                                                   ==========       ==========       =============
==================================================================================================================================
Total Investment      Based on net asset value per share .....................         13.17%@         (10.21%)             21.80%@
Return:**                                                                          ==========       ==========       =============
==================================================================================================================================
Ratios to Average     Expenses++ .............................................          2.46%*           2.28%               2.63%*
Net Assets:                                                                        ==========       ==========       =============
                      Investment loss--net ...................................          (.63%)*          (.30%)              (.56%)*
                                                                                   ==========       ==========       =============
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...............     $   57,414       $   59,928       $      63,083
Data:                                                                              ==========       ==========       =============
==================================================================================================================================

                                                                                                      Class C
                                                                                  ------------------------------------------------
                      The following per share data and ratios have been derived   For the Six        For the        For the Period
                      from information provided in the financial statements.      Months Ended      Year Ended         Nov. 26,
                                                                                    March 31,      September 30,      1999+ to
                      Increase (Decrease) in Net Asset Value:                         2002             2001         Sept. 30, 2000
==================================================================================================================================
Per Share             Net asset value, beginning of period ....................    $    10.78       $    12.18       $       10.00
Operating                                                                          ----------       ----------       -------------
Performance:          Investment loss--net ....................................          (.03)@@          (.04)@@             (.04)
                                                                                   ----------       ----------       -------------
                      Realized and unrealized gain (loss) on investments and
                      foreign currency transactions from the Portfolio--net ...          1.42            (1.19)               2.22
                                                                                   ----------       ----------       -------------
                      Total from investment operations ........................          1.39            (1.23)               2.18
                                                                                   ----------       ----------       -------------
                      Less distributions from realized gain on investments
                      from the Portfolio--net .................................          (.29)            (.17)                 --
                                                                                   ----------       ----------       -------------
                      Net asset value, end of period ..........................    $    11.88       $    10.78       $       12.18
                                                                                   ==========       ==========       =============
==================================================================================================================================
Total Investment      Based on net asset value per share ......................        13.17%@         (10.21%)             21.80%@
Return:**                                                                          ==========       ==========       =============
==================================================================================================================================
Ratios to Average     Expenses++ ..............................................         2.48%*           2.29%               2.63%*
Net Assets:                                                                        ==========       ==========       =============
                      Investment loss--net ....................................         (.64%)*          (.31%)              (.57%)*
                                                                                   ==========       ==========       =============
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ................    $   15,004       $   14,805       $      14,788
Data:                                                                              ==========       ==========       =============
==================================================================================================================================

                                                                                                     Class D
                                                                                 -------------------------------------------------
                      The following per share data and ratios have been derived  For the Six        For the         For the Period
                      from information provided in the financial statements.     Months Ended      Year Ended           Nov. 26,
                                                                                   March 31,      September 30,        1999+ to
                      Increase (Decrease) in Net Asset Value:                        2002             2001          Sept. 30, 2000
==================================================================================================================================
Per Share             Net asset value, beginning of period ...................     $    10.87       $    12.26       $       10.00
Operating                                                                          ----------       ----------       -------------
Performance:          Investment income--net .................................            .01@@            .05@@               .02
                                                                                   ----------       ----------       -------------
                      Realized and unrealized gain (loss) on investments and
                      foreign currency transactions from the Portfolio--net ..           1.44            (1.20)               2.24
                                                                                   ----------       ----------       -------------
                      Total from investment operations .......................           1.45            (1.15)               2.26
                                                                                   ----------       ----------       -------------
                      Less distributions from realized gain on investments
                      from the Portfolio--net ................................           (.39)            (.24)                 --
                                                                                   ----------       ----------       -------------

                      Net asset value, end of period .........................     $    11.93       $    10.87       $       12.26
                                                                                   ==========       ==========       =============
==================================================================================================================================
Total Investment      Based on net asset value per share .....................         13.67%@          (9.51%)             22.66%@
Return:**                                                                          ==========       ==========       =============
==================================================================================================================================
Ratios to Average     Expenses++ .............................................          1.69%*           1.50%               1.88%*
Net Assets:                                                                        ==========       ==========       =============
                      Investment income--net .................................           .14%*            .46%                .22%*
                                                                                   ==========       ==========       =============
==================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...............     $    7,613       $    8,032       $      11,241
Data:                                                                              ==========       ==========       =============
==================================================================================================================================

   *    Annualized.
  **    Total investment returns exclude the effects of sales charges.
   +    Commencement of operations.
  ++    Includes the Fund's share of the Portfolio's allocated expenses.
   @    Aggregate total investment return.
  @@    Based on average shares outstanding.

        See Notes to Financial Statements.


                                    10 & 11

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2002 was 99.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses-- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account       Distribution
                                                 Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B .......................................        .25%            .75%
Class C .......................................        .25%            .75%
Class D .......................................        .25%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A .......................................       $ 16                $  187
Class D .......................................       $151                $2,189
--------------------------------------------------------------------------------

For the six months ended March 31, 2002, MLPF&S received contingent deferred sales charges of $147,908 and $2,069 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2002 were $199,666 and $15,119,523, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(11,537,080) and $10,715,881 for the six months ended March 31, 2002 and for the year ended September 30, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended March 31, 2002                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         203,714      $ 2,293,128
Shares issued to shareholders in
reinvestment of distributions ................          39,461          427,356
                                                   -----------      -----------
Total issued .................................         243,175        2,720,484
Shares redeemed ..............................        (337,905)      (3,765,870)
                                                   -----------      -----------
Net decrease..................................         (94,730)     $(1,045,386)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended September 30, 2001                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         990,796      $11,718,318
Shares issued to shareholders in
reinvestment of distributions ................          12,664          147,413
                                                   -----------      -----------
Total issued .................................       1,003,460       11,865,731
Shares redeemed ..............................        (515,045)      (5,982,510)
                                                   -----------      -----------
Net increase .................................         488,415      $ 5,883,221
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended March 31, 2002                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         123,760      $ 1,369,595
Shares issued to shareholders in
reinvestment of distributions ................         114,694        1,240,987
                                                   -----------      -----------
Total issued .................................         238,454        2,610,582
Automatic conversion of shares ...............         (46,811)        (518,783)
Shares redeemed ..............................        (919,412)     (10,271,581)
                                                   -----------      -----------
Net decrease .................................        (727,769)     $(8,179,782)
                                                   ===========      ===========
-------------------------------------------------------------------------------


                                    12 & 13

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.
-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended September 30, 2001                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,925,187      $22,685,825
Shares issued to shareholders in
reinvestment of distributions ................          66,105          767,474
                                                   -----------      -----------
Total issued .................................       1,991,292       23,453,299
Automatic conversion of shares ...............         (65,032)        (765,177)
Shares redeemed ..............................      (1,545,285)     (17,869,985)
                                                   -----------      -----------
Net increase .................................         380,975      $ 4,818,137
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended March 31, 2002                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         147,567      $ 1,653,430
Shares issued to shareholders in
reinvestment of distributions ................          31,298          338,641
                                                   -----------      -----------
Total issued .................................         178,865        1,992,071
Shares redeemed ..............................        (289,646)      (3,198,732)
                                                   -----------      -----------
Net decrease .................................        (110,781)     $(1,206,661)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended September 30, 2001                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         626,259      $ 7,399,852
Shares issued to shareholders in
reinvestment of distributions ................          16,014          185,923
                                                   -----------      -----------
Total issued .................................         642,273        7,585,775
Shares redeemed ..............................        (482,737)      (5,529,303)
                                                   -----------      -----------
Net increase .................................         159,536      $ 2,056,472
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended March 31, 2002                                 Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................          15,692      $   177,152
Shares issued to shareholders in
reinvestment of distributions ................          20,946          227,052
Automatic conversion of shares ...............          46,566          518,783
                                                   -----------      -----------
Total issued .................................          83,204          922,987
Shares redeemed ..............................        (183,821)      (2,028,238)
                                                   -----------      -----------
Net decrease .................................        (100,617)     $(1,105,251)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended September 30, 2001                             Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         225,398      $ 2,673,731
Shares issued to shareholders in
reinvestment of distributions ................          15,315          178,268
Automatic conversion of shares ...............          64,682          765,177
                                                   -----------      -----------
Total issued .................................         305,395        3,617,176
Shares redeemed ..............................        (483,096)      (5,659,125)
                                                   -----------      -----------
Net decrease .................................        (177,701)     $(2,041,949)
                                                   ===========      ===========
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Global Financial Services Portfolio
                  -------------------------------------------------------------------------------------------------------------
                                         Shares                                                                     Percent of
NORTH AMERICA     Industries              Held                        Investments                    Value          Net Assets
===============================================================================================================================
Bermuda           Insurance              14,200    ACE Limited                                    $   592,140          0.6%
                                         10,000    PartnerRe Ltd.                                     546,000          0.6
                                         15,600    XL Capital Ltd. (Class A)                        1,456,260          1.6
                  -------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Bermuda                     2,594,400          2.8
===============================================================================================================================
Canada            Banking                11,900    National Bank of Canada                            242,043          0.3
                                         25,400    Royal Bank of Canada                               846,985          0.9
                  -------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Canada                      1,089,028          1.2
===============================================================================================================================
United States     Banking                10,200    BB&T Corporation                                   388,722          0.4
                                         30,600    Bank of America Corporation                      2,081,412          2.2
                                         20,000    The Bank of New York Company, Inc.                 840,400          0.9
                                         44,200    Bank One Corporation                             1,846,676          2.0
                                         19,700    Capital One Financial Corporation                1,257,845          1.4
                                         19,400    Commerce Bancorp, Inc.                             871,060          0.9
                                          9,100    Fifth Third Bancorp                                614,068          0.7
                                         66,342    FleetBoston Financial Corporation                2,321,970          2.5
                                         25,000    Golden State Bancorp Inc.                          742,250          0.8
                                         30,000    Huntington Bancshares Incorporated                 592,200          0.6
                                         16,200    Investors Financial Services                     1,230,552          1.3
                                         46,890    J.P. Morgan Chase & Co.                          1,671,628          1.8
                                         69,400    KeyCorp                                          1,849,510          2.0
                                         24,000    Mellon Financial Corporation                       926,160          1.0
                                         17,200    North Fork Bancorp.                                611,632          0.7
                                         20,400    PNC Bank Corp.                                   1,254,396          1.3
                                         10,000    State Street Corporation                           553,800          0.6
                                          8,800    SunTrust Banks, Inc.                               587,224          0.6
                                         89,100    U.S. Bancorp                                     2,010,987          2.2
                                         75,100    Wachovia Corporation                             2,784,708          3.0
                                          9,000    Zions Bancorp.                                     533,340          0.6
                                                                                                  -----------         ----
                                                                                                   25,570,540         27.5
                  -------------------------------------------------------------------------------------------------------------
                  Financial Services     25,300    Advanta Corp. (Class A)                            322,828          0.3
                                         30,000    American Express Company                         1,228,800          1.3
                                         17,300   +AmeriCredit Corp.                                  657,227          0.7
                                         72,465    Citigroup Inc.                                   3,588,467          3.9
                                         11,000    Countrywide Credit Industries, Inc.                492,250          0.5
                                         32,000    Dime Bancorp (Warrants) (b)                          4,480          0.0


                                    14 & 15

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Global Financial Services Portfolio (continued)
                  ---------------------------------------------------------------------------------------------------------------
NORTH AMERICA                            Shares                                                                        Percent of
(concluded)       Industries              Held                       Investments                               Value   Net Assets
=================================================================================================================================
United States     Financial Services     14,000      Doral Financial Corporation                            $   474,180      0.5%
(concluded)       (concluded)            14,900      Fannie Mae                                               1,190,212      1.3
                                         14,600      Freddie Mac                                                925,202      1.0
                                         27,800      Household International, Inc.                            1,579,040      1.7
                                         20,000     +IndyMac Mortgage Holdings, Inc.                            494,000      0.5
                                         54,500      MBNA Corporation                                         2,102,065      2.3
                                         28,600      MetLife, Inc.                                              900,900      1.0
                                         18,000      Metris Companies Inc.                                      360,000      0.4
                                         18,700      Morgan Stanley Dean Witter & Co.                         1,071,697      1.2
                                         52,778      Wells Fargo Company                                      2,607,233      2.8
                                                                                                             ----------     ----
                                                                                                             17,998,581     19.4
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance              38,800      AFLAC Incorporated                                       1,144,600      1.2
                                         14,000      Allmerica Financial Corporation                            628,600      0.7
                                         41,700      The Allstate Corporation                                 1,575,009      1.7
                                         15,100      Ambac Financial Group, Inc.                                891,957      1.0
                                         46,141      American International Group, Inc.                       3,328,612      3.6
                                         20,000      Aon Corporation                                            700,000      0.7
                                         18,000      Arthur J. Gallagher & Co.                                  589,860      0.6
                                         23,100      Everest Re Group, Ltd.                                   1,601,754      1.7
                                         21,200      The Hartford Financial Services Group, Inc.              1,444,144      1.6
                                         16,500      John Hancock Financial Services, Inc.                      630,135      0.7
                                         11,400      MBIA, Inc.                                                 623,466      0.7
                                         11,800      Marsh & McLennan Companies, Inc.                         1,330,332      1.4
                                         24,700     +The Phoenix Companies, Inc.                                474,240      0.5
                                         35,000     +The Principal Financial Group, Inc.                        885,500      0.9
                                          3,500      The Progressive Corporation                                583,170      0.6
                                         38,000     +Prudential Financial, Inc.                               1,179,900      1.3
                                         39,700      The St. Paul Companies, Inc.                             1,820,245      2.0
                                        101,000     +Travelers Property Casualty Corp. (Class A)              2,020,000      2.2
                                         49,200     +Willis Group Holdings Limited                            1,215,240      1.3
                                                                                                             ----------     ----
                                                                                                             22,666,764     24.4
                  ---------------------------------------------------------------------------------------------------------------
                  Investment Management  11,000      Alliance Capital Management Holding L.P.                   510,400      0.5
                                         20,100      Waddell & Reed Financial, Inc. (Class A)                   612,648      0.7
                                                                                                             ----------     ----
                                                                                                              1,123,048      1.2
                  ---------------------------------------------------------------------------------------------------------------
                  Savings & Loan
                  Associations           11,500      Golden West Financial Corporation                          730,250      0.8
                                          8,400      GreenPoint Financial Corp.                                 367,080      0.4
                                         86,000      Sovereign Bancorp, Inc.                                  1,208,300      1.3
                                         55,030      Washington Mutual, Inc.                                  1,823,144      2.0
                                                                                                             ----------     ----
                                                                                                              4,128,774      4.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the United States                  71,487,707     77.0
=================================================================================================================================
                                                     Total Investments in North America
                                                     (Cost--$63,952,196)                                     75,171,135     81.0
=================================================================================================================================

PACIFIC BASIN/ASIA
=================================================================================================================================
Hong Kong         Banking                38,200     +HSBC Holdings PLC                                          440,781      0.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Hong Kong                             440,781      0.5
=================================================================================================================================
Japan             Banking                    60      Mitsubishi Tokyo Financial Group, Inc.                     366,696      0.4
                                            135     +UFJ Holdings, Inc.                                         323,434      0.3
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Japan                                 690,130      0.7
=================================================================================================================================
South Korea       Banking                10,200      Kookmin Bank (ADR) (a)                                     429,624      0.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in South Korea                           429,624      0.5
=================================================================================================================================
                                                     Total Investments in the Pacific Basin/Asia
                                                     (Cost--$2,367,719)                                       1,560,535      1.7
=================================================================================================================================

WESTERN EUROPE
=================================================================================================================================
Belgium           Banking                47,100      Dexia                                                      712,912      0.8
                  ---------------------------------------------------------------------------------------------------------------
                  Financial Services     14,900      Algemene Maatschappij voor Nijverheidskredit NV            514,361      0.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Belgium                             1,227,273      1.3
=================================================================================================================================
Denmark           Banking                49,200      Danske Bank                                                767,929      0.8
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance              17,400     +Topdanmark A/S                                             424,734      0.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Denmark                             1,192,663      1.3
=================================================================================================================================
France            Banking                11,800      Societe Generale 'A'                                       746,338      0.8
                  ---------------------------------------------------------------------------------------------------------------
                  Insurance              40,668      Axa (ADR) (a)                                              912,996      1.0
                                         20,000      CNP Assurances                                             666,862      0.7
                                                                                                              ---------      ---
                                                                                                              1,579,858      1.7
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in France                              2,326,196      2.5
=================================================================================================================================
Germany           Insurance              55,800      Jardine Lloyd Thompson Group PLC                           477,550      0.5
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Germany                               477,550      0.5
=================================================================================================================================
Ireland           Banking & Financial   169,000      Anglo Irish Bank Corporation PLC                           794,165      0.9
                                         58,000      Bank of Ireland                                            639,574      0.7
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Ireland                             1,433,739      1.6
=================================================================================================================================
Netherlands       Financial Services     27,000      ING Groep NV (ADR) (a)                                     726,570      0.8
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in the Netherlands                       726,570      0.8
=================================================================================================================================
Norway            Financial Services    226,000      DNB Holding ASA                                          1,192,477      1.3
                                         24,000      Sparebanken NOR (Capital Certificates)                     809,810      0.9
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Norway                              2,002,287      2.2
=================================================================================================================================
Spain             Banking                10,000      Banco Popular Espanol SA                                   376,615      0.4
                  ---------------------------------------------------------------------------------------------------------------
                                                     Total Investments in Spain                                 376,615      0.4
=================================================================================================================================


                             16 & 17

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Global Financial Services Portfolio (concluded)
                  ---------------------------------------------------------------------------------------------------------------
WESTERN EUROPE                               Shares                                                                    Percent of
(concluded)       Industries                  Held                     Investments                          Value      Net Assets
=================================================================================================================================
Sweden            Banking                     69,700       Skandinaviska Enskilda Banken (SEB) 'A'        $   693,084        0.7%
                  ---------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Sweden                        693,084        0.7
=================================================================================================================================
Switzerland       Insurance                    8,300      +Converium Holding AG (ADR) (a)                     216,713        0.2
                  ---------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Switzerland                   216,713        0.2
=================================================================================================================================
United Kingdom    Banking                     14,300       Royal Bank of Scotland Group PLC                   368,167        0.4
                  ---------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the United Kingdom            368,167        0.4
=================================================================================================================================
                                                           Total Investments in Western Europe
                                                           (Cost--$9,678,459)                              11,040,857       11.9
=================================================================================================================================
                                             Face
                                            Amount                 Short-Term Securities
=================================================================================================================================
                  Commercial Paper*        $2,876,000      General Motors Acceptance Corp., 1.85%
                                                           due 4/01/2002                                    2,875,557        3.1
                  ---------------------------------------------------------------------------------------------------------------
                  US Government Agency      2,000,000      Freddie Mac, 1.75% due 4/26/2002                 1,997,270        2.1
                  Obligations*
                  ---------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Short-Term Securities
                                                           (Cost--$4,872,827)                               4,872,827        5.2
=================================================================================================================================
                  Total Investments (Cost--$80,871,201)                                                    92,645,354       99.8
                  Other Assets Less Liabilities                                                               222,698        0.2
                                                                                                          -----------      -----
                  Net Assets                                                                              $92,868,052      100.0%
                                                                                                          ===========      =====
=================================================================================================================================

(a)   American Depositary Receipts (ADR).
(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
  +   Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL
FINANCIAL SERVICES
PORTFOLIO             As of March 31, 2002
==============================================================================================================================
Assets:               Investments, at value (including securities loaned of $993,828)
                      (identified cost--$80,871,201) ..........................................                   $ 92,645,354
                      Cash ....................................................................                          6,107
                      Foreign cash (cost--$61,765) ............................................                         66,765
                      Investments held as collateral for loaned securities, at value ..........                      1,017,667
                      Receivables:
                        Securities sold .......................................................  $  2,863,658
                        Dividends .............................................................       257,770
                        Contributions .........................................................        80,221
                        Loaned securities .....................................................           835        3,202,484
                                                                                                 ------------
                      Prepaid expenses ........................................................                          2,812
                                                                                                                  ------------
                      Total assets ............................................................                     96,941,189
                                                                                                                  ------------
==============================================================================================================================
Liabilities:          Collateral on securities loaned, at value ...............................                      1,017,667
                      Payables:
                        Securities purchased ..................................................     2,386,631
                        Withdrawals ...........................................................       625,917
                        Investment adviser ....................................................        27,644        3,040,192
                                                                                                 ------------
                      Accrued expenses ........................................................                         15,278
                                                                                                                  ------------
                      Total liabilities .......................................................                      4,073,137
                                                                                                                  ------------
==============================================================================================================================
Net Assets:           Net assets ..............................................................                   $ 92,868,052
                                                                                                                  ============
==============================================================================================================================
Net Assets            Investors' capital ......................................................                   $ 81,092,518
Consist of:           Unrealized appreciation on investments and foreign currency
                      transactions--net                                                                             11,775,534
                                                                                                                  ------------
                      Net assets ..............................................................                   $ 92,868,052
                                                                                                                  ============
==============================================================================================================================

      See Notes to Financial Statements


                                    18 & 19

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

STATEMENT OF OPERATIONS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO             For the Six Months Ended March 31, 2002
=================================================================================================================================
Investment            Dividends (net of $19,124 foreign withholding tax) ......................                      $    797,149
Income:               Interest ................................................................                            45,100
                      Securities lending--net .................................................                             3,831
                                                                                                                     ------------
                      Total income ............................................................                           846,080
                                                                                                                     ------------
=================================================================================================================================
Expenses:             Investment advisory fees ................................................     $    184,543
                      Professional fees .......................................................           27,008
                      Accounting services .....................................................           44,831
                      Trustees' fees and expenses .............................................           26,872
                      Custodian fees ..........................................................           15,572
                      Pricing fees ............................................................            1,556
                      Other ...................................................................            5,626
                                                                                                    ------------
                      Total expenses ..........................................................                           306,008
                                                                                                                     ------------
                      Investment income--net ..................................................                           540,072
=================================================================================================================================
Realized &            Realized gain (loss) from:
Unrealized Gain         Investments--net ......................................................        4,277,955
(Loss)                  Foreign currency transactions--net ....................................          (72,907)       4,205,048
On Investments &                                                                                    ------------
Foreign Currency      Change in unrealized appreciation/depreciation on:
Transactions--Net:      Investments--net ......................................................        7,515,261
                        Foreign currency transactions--net ....................................           23,950        7,539,211
                                                                                                    ------------     ------------
                      Net Increase in Net Assets Resulting from Operations ....................                      $ 12,284,331
                                                                                                                     ============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL                                                                                       For the Six        For the
FINANCIAL SERVICES                                                                          Months Ended      Year Ended
PORTFOLIO           Increase (Decrease) in Net Assets:                                     March 31, 2002    Sept. 30, 2001
===========================================================================================================================
Operations:         Investment income--net ............................................     $    540,072      $   1,416,179
                    Realized gain on investments and foreign currency transactions--net        4,205,048            195,804
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net ............................        7,539,211        (11,237,725)
                                                                                            ------------      -------------
                    Net increase (decrease) in net assets resulting from operations ...       12,284,331         (9,625,742)
                                                                                            ------------      -------------
============================================================================================================================
Capital             Proceeds from contributions .......................................        6,012,501         45,242,904
Transactions:       Fair value of withdrawals .........................................      (20,932,433)       (37,603,429)
                                                                                            ------------      -------------
                    Net increase (decrease) in net assets derived from capital
                    transactions ......................................................      (14,919,932)         7,639,475
                                                                                            ------------      -------------
============================================================================================================================
Net Assets:         Total decrease in net assets ......................................       (2,635,601)        (1,986,267)
                    Beginning of period ...............................................       95,503,653         97,489,920
                                                                                            ------------      -------------
                    End of period .....................................................     $ 92,868,052      $  95,503,653
                                                                                            ============      =============
===========================================================================================================================

      See Notes to Financial Statements.


                                    20 & 21

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

FINANCIAL HIGHLIGHTS

                                                                                For the Six          For the        For the
GLOBAL                                                                         Months Ended        Year Ended    Period Nov. 26,
FINANCIAL SERVICES       The following ratios have been derived from             March 31,        September 30,      1999+ to
PORTFOLIO                information provided in the financial statements.          2002               2001       Sept. 30, 2000
================================================================================================================================
Total                                                                                 14.53%++               --               --
Investment Return:                                                             =============      =============    =============
================================================================================================================================
Ratios to Average        Expenses ........................................              .66%*              .63%             .71%*
Net Assets:                                                                    =============      =============    =============
                         Investment income--net ..........................             1.17%*             1.34%            1.36%*
                                                                               =============      =============    =============
================================================================================================================================
Supplemental             Net assets, end of period (in thousands) ........     $      92,868      $      95,504    $      97,490
Data:                                                                          =============      =============    =============
                         Portfolio turnover ..............................            76.57%            111.71%           68.73%
                                                                               =============      =============    =============
================================================================================================================================

 *    Annualized.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

GLOBAL FINANCIAL SERVICES PORTFOLIO

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or


                                    22 & 23

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

GLOBAL FINANCIAL SERVICES PORTFOLIO

added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending--The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of March 31, 2002, cash collateral of $305,980 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $711,687 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended March 31, 2002, QA Advisors received $550 in securities lending agent fees.

In addition, MLPF&S received $18,786 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2002.

For the six months ended March 31, 2002, the Portfolio reimbursed FAM $4,884 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2002 were $67,336,104 and $78,823,006, respectively.

Net realized gains (losses) for the six months ended March 31, 2002 and net unrealized gains as of March 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                 Realized            Unrealized
                                              Gains (Losses)            Gains
--------------------------------------------------------------------------------
Long-term investments .................         $ 4,277,746          $11,774,153
Short-term investments ................                 209                   --
Foreign currency transactions .........             (72,907)               1,381
                                                -----------          -----------
Total .................................         $ 4,205,048          $11,775,534
                                                ===========          ===========
--------------------------------------------------------------------------------

As of March 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $11,774,153, of which $13,265,522 related to appreciated securities and $1,491,369 related to depreciated securities. At March 31, 2002, the aggregate cost of investments for Federal income tax purposes was $80,871,201.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus


                                    24 & 25

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

GLOBAL FINANCIAL SERVICES PORTFOLIO

and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2002.

5. Commitments:

At March 31, 2002, the Portfolio had entered into foreign exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $1,155,000.

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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